Other Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Summary of other liabilities
Membership Rewards liability	$ 6,521	$ 6,151
Employee-related liablities	2,258	2,227
Rebate and reward accruals	2,389	2,210
Deferred card and other fees, net	1,308	1,314
Book overdraft balances	647	442
Other	4,728	4,566
Total	17,851	16,910
Carrying amount of deferred charge card and other fees
Deferred card and other fees	1,615	1,609
Deferred direct acquisition costs	(176)	(164)
Reserves for membership cancellations	(131)	(131)
Total	$ 1,308	$ 1,314